Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Wireless devices and accessories	$ 189	$ 199
Merchandise and other	250	228
Total inventory	439	427
Inventory recognized in cost of revenues	$ 2,927	$ 3,141